Segment information - Business Groups (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Turnover (€ million)	€ 15,739	€ 15,810	€ 30,428	€ 29,623
Change (%)	(0.40%)		2.70%
Operating profit (€ million)			€ 5,516	4,500
Underlying operating profit (€ million)			5,208	5,044
Beauty & Wellbeing
Disclosure of operating segments [line items]
Turnover (€ million)	€ 3,143	2,999	€ 6,225	5,731
Change (%)	4.80%		8.60%
Operating profit (€ million)			€ 1,237	995
Underlying operating profit (€ million)			1,179	1,083
Personal Care
Disclosure of operating segments [line items]
Turnover (€ million)	€ 3,519	3,420	€ 6,911	6,445
Change (%)	2.90%		7.30%
Operating profit (€ million)			€ 1,691	1,174
Underlying operating profit (€ million)			1,381	1,295
Home Care
Disclosure of operating segments [line items]
Turnover (€ million)	€ 3,057	3,092	€ 6,205	6,024
Change (%)	(1.10%)		3.00%
Operating profit (€ million)			€ 731	609
Underlying operating profit (€ million)			763	723
Nutrition
Disclosure of operating segments [line items]
Turnover (€ million)	€ 3,260	3,596	€ 6,601	7,107
Change (%)	(9.30%)		(7.10%)
Operating profit (€ million)			€ 1,213	1,124
Underlying operating profit (€ million)			1,214	1,253
Ice Cream
Disclosure of operating segments [line items]
Turnover (€ million)	€ 2,760	€ 2,703	€ 4,486	4,316
Change (%)	2.10%		3.90%
Operating profit (€ million)			€ 644	598
Underlying operating profit (€ million)			€ 671	€ 690